Non-Interest expense detail (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Selling, General and Administrative Expense [Abstract]
Legal and accounting										$ 88	$ 88	$ 153	$ 150
Salaries and related expenses										82	38	91	81
Website / Management Information Systems (“MIS”)												3	12
Board related expenses										48	38	74	76
Advertising										10	0	10	50
Rent and utilities										9	8	17	16
Printing										10	8	12	14
Other										22	19	30	16
Total SG&A	$ 119	$ 104	$ 87	$ 84	$ 115	$ 84	$ 77	$ 114	$ 140	$ 269	$ 199	$ 390	$ 415